UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04993

Nicholas Limited Edition, Inc.

(Exact Name of Registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)          (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2010

Date of reporting period: 06/30/2010

Item 1. Report to Stockholders.

                                       SEMIANNUAL REPORT

                                         June 30, 2010

                                NICHOLAS LIMITED EDITION, INC.
                                    700 North Water Street
                                  Milwaukee, Wisconsin 53202
                                     www.nicholasfunds.com

August 2010

Dear Fellow Shareholders:

For the first six months of 2010, most stock indices recorded losses as concerns over a double dip recession had investors acting cautiously. The unemployment rate remains stubbornly high as consumers remain tepid in their spending and construction remains low. On the positive side, corporate earnings have been growing nicely over depressed levels and interest rates remain low. Also, let's not forget that markets recorded large gains during 2009.

Despite negative six-month returns for the indices listed below, Nicholas Limited Edition Class I recorded a gain of 1.80%, for the six months ended June 30, 2010 and 18.17% for the one-year period then ended.

Returns for Nicholas Limited Edition, Inc. - Class I and selected indices are provided in the chart below for the periods ended June 30, 2010.

			Average Annual Total Return
	6 Month	1 Year	3 Year	5 Year	10 Year	15 Year
Nicholas Limited Edition, Inc. - Class I	1.80%	18.17%	-2.52%	2.41%	2.62%	6.37%
Russell 2000 Growth Index	-2.31%	17.96%	-7.54%	1.14%	-1.72%	3.80%
Russell 2000 Index	-1.95%	21.48%	-8.60%	0.37%	3.00%	6.63%
Morningstar Small-Cap Growth Fund Category	-2.45%	19.07%	-8.73%	0.33%	-0.31%	6.51%
Standard and Poor's 500 Index	-6.65%	14.43%	-9.81%	-0.79%	-1.59%	6.24%
Ending value of $10,000 invested in Nicholas Limited Edition, Inc. - Class I	$10,180	$11,817	$9,263	$11,265	$12,947	$25,256
Fund's Class I Expense Ratio: 0.97%

The Fund's expense ratios for the period ended June 30, 2010 can be found in the financial highlights included within this report.

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end, may be obtained by visiting www.nicholasfunds.com/returns.html.

The Fund's returns are reduced by expenses; while the market indices are not. The ending values above illustrate the performance of a hypothetical $10,000 investment made in the Fund over the timeframes listed. Assumes reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. These figures do not imply any future performance.

Class N of the Fund commenced operations on February 28, 2005. The annual returns shown for the Class I shares for this Fund would be substantially similar to the Class N because both classes of shares are invested in the same portfolio of securities. Annual returns will generally differ only to the extent that the classes do not have the same expenses. Specifically, the performance shown for the Class I shares does not reflect the 0.25% 12b-1 fee or 0.10% servicing fee that is charged to Class N shares. Subsequent to March 13, 2008 and prior to August 11, 2010, the 12b-1 fee was 0.125%.

The Fund's performance for the period was driven by good stock selection in the healthcare, industrial, information technology and materials sectors. Detractors of performance came from stock selection in the consumer and financial sectors.

Currently the Fund is invested in approximately 22% information technology, 21% industrials, 20% healthcare and 18% in consumer related issues. Looking ahead, we believe the economy will continue to recover albeit at a slow pace due to deleveraging by consumers and governments, and the removal of fiscal and monetary stimulus. We think this environment will favor quality companies that have growth characteristics and sell at reasonable valuations.

Thank you for your continued support.

Sincerely,

/s/ David O. Nicholas

David O. Nicholas

Portfolio Manager

The information above represents the opinions of the Fund manager, is subject to change, and any forecasts made cannot be guaranteed.

The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

Please refer to the schedule of investments in the report for complete Fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Standard and Poor's 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index. Each Morningstar Category average represents a universe of funds with similar investment objectives.

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC. (08/10)

Financial Highlights Class I (NCLEX)
For a share outstanding throughout each period
----------------------------------------------------------------------------------------
                             Six Months
                               Ended                   Years Ended December 31,
                             06/30/2010    ---------------------------------------------
                             (unaudited)    2009       2008    2007      2006      2005
                             -----------   ------     ------  ------    ------    ------
NET ASSET VALUE,
 BEGINNING OF PERIOD .......   $17.76      $13.93     $20.07  $19.62    $19.23    $19.59
  INCOME (LOSS) FROM
  INVESTMENT OPERATIONS
   Net investment income
    (loss) .................     (.01)       (.01)(1)    .03     .01       .00(2)   (.02)
   Net gain (loss) on
    securities (realized
    and unrealized) ........      .33        3.84      (6.11)   2.20      1.23      1.55
                               ------      ------     ------  ------    ------    ------
      Total from investment
       operations ..........      .32        3.83      (6.08)   2.21      1.23      1.53
                               ------      ------     ------  ------    ------    ------
   LESS DISTRIBUTIONS
   From net investment
    income .................       --         .00(2)    (.03)    .00(2)     --        --
   From net capital gain ...       --          --       (.03)  (1.76)     (.84)    (1.89)
                               ------      ------     ------  ------    ------    ------
      Total distributions ..       --         .00(2)    (.06)  (1.76)     (.84)    (1.89)
                               ------      ------     ------  ------    ------    ------
NET ASSET VALUE, END
 OF PERIOD .................   $18.08      $17.76     $13.93  $20.07    $19.62    $19.23
                               ------      ------     ------  ------    ------    ------
                               ------      ------     ------  ------    ------    ------

TOTAL RETURN ...............    1.80%(3)   27.50%   (30.26)%  11.20%     6.38%     7.78%

SUPPLEMENTAL DATA:
Net assets, end of
 period (millions) .........   $137.5      $136.5     $115.3  $167.8    $172.1    $170.2
Ratio of expenses to
 average net assets ........     .95%(4)     .97%       .93%    .91%      .92%      .95%
Ratio of net investment
 income (loss) to average
 net assets ................   (.09)%(4)   (.07)%       .16%    .05%      .00%(2) (.10)%
Portfolio turnover rate ....   32.80%(4)   40.41%     35.64%  26.11%    31.00%    37.30%

(1) Computed based on average shares outstanding.
(2) The amount rounds to $0.00 or 0.00%.
(3) Not annualized.
(4) Annualized.

   The accompanying notes to financial statements are an integral part of these highlights.

Financial Highlights Class N (NNLEX)
For a share outstanding throughout each period
-----------------------------------------------------------------------------------
                             Six Months
                               Ended              Years Ended December 31,        Period from
                             06/30/2010    -------------------------------------  02/28/2005(1)
                             (unaudited)    2009       2008      2007      2006   to 12/31/2005
                             -----------   ------     ------   ------     ------  -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD ........  $17.54      $13.78     $19.86   $19.51     $19.19      $19.30
  INCOME (LOSS) FROM
  INVESTMENT OPERATIONS
   Net investment income
    (loss) ..................    (.03)       (.04)(2)    .01(2)  (.06)(2)   (.07)      (.03)
   Net gain (loss) on
    securities (realized and
    unrealized) .............     .33        3.80      (6.05)    2.17       1.23        1.78
                               ------      ------     ------   ------     ------      ------
      Total from investment
       operations ...........     .30        3.76      (6.04)    2.11       1.16        1.75
                               ------      ------     ------   ------     ------      ------
   LESS DISTRIBUTIONS
   From net investment
    income ..................      --         .00(3)    (.01)      --         --          --
   From net capital gain ....      --          --       (.03)   (1.76)      (.84)      (1.86)
                               ------      ------     ------   ------     ------      ------
      Total distributions ...      --         .00(3)    (.04)   (1.76)      (.84)      (1.86)
                               ------      ------     ------   ------     ------      ------
NET ASSET VALUE, END
 OF PERIOD ..................  $17.84      $17.54     $13.78   $19.86     $19.51      $19.19
                               ------      ------     ------   ------     ------      ------
                               ------      ------     ------   ------     ------      ------

TOTAL RETURN ................   1.71%(4)   27.29%   (30.41)%   10.74%      6.03%       9.03%(4)

SUPPLEMENTAL DATA:
Net assets, end of
 period (millions) ..........   $13.5       $12.3       $7.7     $3.7       $7.2        $6.5
Ratio of expenses to
 average net assets .........   1.18%(5)    1.16%      1.12%    1.26%      1.27%       1.30%(5)
Ratio of net investment
 income (loss) to average
 net assets .................  (.32)%(5)   (.28)%       .07%   (.30)%     (.34)%      (.43)%(5)
Portfolio turnover rate .....  32.80%(5)   40.41%     35.64%   26.11%     31.00%      37.30%

(1) Commencement of operations.
(2) Computed based on average shares outstanding.
(3) The amount rounds to $0.00 or 0.00%.
(4) Not annualized.
(5) Annualized.

   The accompanying notes to financial statements are an integral part of these highlights.

-------------------------------------------------------------------------------
Top Ten Equity Portfolio Holdings
June 30, 2010 (unaudited)
-------------------------------------------------------------------------------
                                                                  Percentage
        Name                                                    of Net Assets
        ----                                                    -------------
        MWI Veterinary Supply, Inc. ............................     1.87%
        Monro Muffler Brake, Inc. ..............................     1.83%
        AptarGroup, Inc. .......................................     1.65%
        Perrigo Company ........................................     1.56%
        Solera Holdings, Inc. ..................................     1.56%
        Skyworks Solutions, Inc. ...............................     1.56%
        Brown & Brown, Inc. ....................................     1.52%
        Hub Group, Inc. - Class A ..............................     1.49%
        FLIR Systems, Inc. .....................................     1.42%
        Marten Transport, Ltd. .................................     1.38%
                                                                    ------
        Total of top ten .......................................    15.84%
                                                                    ------
                                                                    ------
-------------------------------------------------------------------------------
Sector Diversification (As a Percentage of Portfolio)
June 30, 2010 (unaudited)
-------------------------------------------------------------------------------
        BAR CHART PLOT POINTS
        Information Technology ....................................    22.26%
        Industrials ...............................................    21.36%
        Health Care ...............................................    20.09%
        Consumer Discretionary ....................................    13.53%
        Financials ................................................     9.78%
        Consumer Staples ..........................................     4.06%
        Materials .................................................     4.05%
        Energy ....................................................     2.92%
        Short-Term Investments ....................................     1.95%

-------------------------------------------------------------------------------
Fund Expenses
For the six month period ended June 30, 2010 (unaudited)
-------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses.  The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.
The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.
The first line of the table below for each share class of the Fund provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of the Fund and an assumed rate of return of 5% per year before expenses, which are not the Fund's actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.
Class I
                      Beginning          Ending             Expenses
                       Account          Account            Paid During
                        Value            Value               Period*
                       12/31/09         06/30/10       01/01/10 - 06/30/10
        ------------------------------------------------------------------
        Actual        $1,000.00         $1,018.00              $4.67
        Hypothetical   1,000.00          1,020.37               4.68
        (5% return before expenses)
        * Expenses are equal to the Class I six-month annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 178 then divided by 365 to reflect the one-half year period.
Class N
                      Beginning          Ending             Expenses
                       Account          Account            Paid During
                        Value            Value               Period**
                       12/31/09         06/30/10       01/01/10 - 06/30/10
        ------------------------------------------------------------------
        Actual        $1,000.00         $1,017.10              $5.80
        Hypothetical   1,000.00          1,019.25               5.81
        (5% return before expenses)
        ** Expenses are equal to the Class N six-month annualized expense ratio of 1.18%, multiplied by the average account value over the period, multiplied by 178 then divided by 365 to reflect the one-half year period.

Schedule of Investments
June 30, 2010 (unaudited)
-------------------------------------------------------------------------------
 Shares or
 Principal
  Amount                                                             Value
-----------                                                      --------------
COMMON STOCKS - 98.53%
             Consumer Discretionary - Durables &
              Apparel -- 2.45%
    65,000   Carter's, Inc. *                                     $  1,706,250
    50,000   Tupperware Brands Corporation                           1,992,500
                                                                  ------------
                                                                     3,698,750
                                                                  ------------
             Consumer Discretionary - Media -- 1.27%
    45,000   Morningstar, Inc. *                                     1,913,400
                                                                  ------------
             Consumer Discretionary - Retail -- 5.98%
   105,000   Aaron's, Inc.                                           1,792,350
    40,000   Gymboree Corporation (The) *                            1,708,400
    55,000   hhgregg, Inc. *                                         1,282,600
    40,000   J.Crew Group, Inc. *                                    1,472,400
    70,000   Monro Muffler Brake, Inc.                               2,767,100
                                                                  ------------
                                                                     9,022,850
                                                                  ------------
             Consumer Discretionary - Services -- 3.90%
    15,000   Buffalo Wild Wings, Inc. *                                548,700
    20,000   Panera Bread Company *                                  1,505,800
   125,000   Texas Roadhouse, Inc. *                                 1,577,500
   220,000   Wendy's/Arby's Group, Inc.                                880,000
    35,000   WMS Industries Inc. *                                   1,373,750
                                                                  ------------
                                                                     5,885,750
                                                                  ------------
             Consumer Staples - Food, Beverage &
              Tobacco -- 3.24%
    50,000   Diamond Foods, Inc.                                     2,055,000
   191,500   Smart Balance, Inc. *                                     783,235
    45,000   TreeHouse Foods, Inc. *                                 2,054,700
                                                                  ------------
                                                                     4,892,935
                                                                  ------------
             Consumer Staples - Household &
              Personal Products -- 0.84%
   180,000   Prestige Brands Holdings, Inc. *                        1,274,400
                                                                  ------------
             Energy -- 2.93%
    45,100   Approach Resources Inc. *                                 310,288
    70,000   Bolt Technology Corporation *                             612,500
    22,500   Bristow Group Inc. *                                      661,500
    15,000   Lufkin Industries, Inc.                                   584,850
    10,000   Oceaneering International,Inc. *                          449,000
    10,000   Rosetta Resources, Inc. *                                 198,100
    40,000   SM Energy Company                                       1,606,400
                                                                  ------------
                                                                     4,422,638
                                                                  ------------
             Financials - Banks -- 3.89%
   100,000   Associated Banc-Corp                                    1,226,000
   101,000   Baylake Corp.                                             382,790
    73,394   First Financial Bancorp.                                1,097,240
    60,513   FirstMerit Corporation                                  1,036,588
    25,000   IBERIABANK Corporation                                  1,287,000
    35,000   United Bankshares, Inc.                                   837,900
                                                                  ------------
                                                                     5,867,518
                                                                  ------------
             Financials - Diversified -- 3.64%
    23,000   Affiliated Managers Group, Inc. *                       1,397,710
   140,000   Duff & Phelps Corporation - Class A                     1,768,200
    45,000   Eaton Vance Corp.                                       1,242,450
    50,000   Waddell & Reed Financial, Inc.                          1,094,000
                                                                  ------------
                                                                     5,502,360
                                                                  ------------
             Financials - Insurance -- 2.30%
   120,000   Brown & Brown, Inc.                                     2,296,800
    47,500   HCC Insurance Holdings, Inc.                            1,176,100
                                                                  ------------
                                                                     3,472,900
                                                                  ------------
             Health Care - Equipment -- 10.43%
    43,500   Computer Programs and Systems, Inc.                     1,780,020
   120,000   DexCom, Inc. *                                          1,387,200
    26,000   IDEXX Laboratories, Inc. *                              1,583,400
    94,400   Insulet Corporation *                                   1,420,720
    55,000   Masimo Corporation *                                    1,309,550
    80,000   MedAssets, Inc. *                                       1,846,400
   104,550   Meridian Bioscience, Inc.                               1,777,350
    95,000   Micrus Endovascular Corporation *                       1,975,050
    42,500   NuVasive, Inc. *                                        1,507,050
    70,000   Wright Medical Group, Inc. *                            1,162,700
                                                                  ------------
                                                                    15,749,440
                                                                  ------------
             Health Care - Pharmaceuticals &
              Biotechnology -- 4.63%
    49,500   Charles River Laboratories International, Inc. *        1,693,395
    69,500   PAREXEL International Corporation *                     1,506,760
    40,000   Perrigo Company                                         2,362,800
    25,000   Techne Corporation                                      1,436,250
                                                                  ------------
                                                                     6,999,205
                                                                  ------------
             Health Care - Services -- 5.12%
    30,000   Amedisys, Inc. *                                        1,319,100
    95,000   Eclipsys Corporation *                                  1,694,800
    56,200   MWI Veterinary Supply, Inc. *                           2,824,612
    76,500   VCA Antech, Inc. *                                      1,894,140
                                                                  ------------
                                                                     7,732,652
                                                                  ------------
             Industrials - Capital Goods -- 9.90%
    55,000   Baldor Electric Company                                 1,984,400
    85,000   Beacon Roofing Supply, Inc. *                           1,531,700
    42,650   Graco Inc.                                              1,202,303
    35,000   Middleby Corporation (The) *                            1,861,650
    32,500   MSC Industrial Direct Co., Inc. - Class A               1,646,450
    35,000   Powell Industries, Inc. *                                 956,900
    55,000   RBC Bearings Incorporated *                             1,594,450
    25,000   Regal-Beloit Corporation                                1,394,500
    75,000   Robbins & Myers, Inc.                                   1,630,500
    48,750   Sun Hydraulics Corporation                              1,143,675
                                                                  ------------
                                                                    14,946,528
                                                                  ------------
             Industrials - Commercial Services &
              Supplies -- 8.70%
    50,000   Copart, Inc. *                                          1,790,500
    85,000   Healthcare Services Group, Inc.                         1,610,750
    70,000   ICF International, Inc. *                               1,675,100
    32,500   IHS Inc. - Class A *                                    1,898,650
   105,000   Mobile Mini, Inc. *                                     1,709,400
    45,000   Ritchie Bros. Auctioneers Incorporated                    819,900
   105,000   Standard Parking Corporation *                          1,662,150
    30,000   Stericycle, Inc. *                                      1,967,400
                                                                  ------------
                                                                    13,133,850
                                                                  ------------
             Industrials - Transportation -- 2.87%
    75,000   Hub Group, Inc. - Class A *                             2,250,750
   100,000   Marten Transport, Ltd. *                                2,078,000
                                                                  ------------
                                                                     4,328,750
                                                                  ------------
             Information Technology - Hardware &
              Equipment -- 5.76%
   105,000   Ceragon Networks Ltd. *                                   777,000
   130,000   Compellent Technologies, Inc. *                         1,575,600
    73,500   FLIR Systems, Inc. *                                    2,138,115
   115,000   Intermec, Inc. *                                        1,178,750
   130,000   Netezza Corporation *                                   1,778,400
    45,000   Riverbed Technology, Inc. *                             1,242,900
                                                                  ------------
                                                                     8,690,765
                                                                  ------------
             Information Technology - Semiconductors &
              Semiconductor Equipment -- 5.34%
    35,000   Cavium Networks, Inc. *                                   916,650
    60,000   CEVA, Inc. *                                              756,000
    47,500   ManTech International Corporation - Class A *           2,022,075
    30,000   Silicon Laboratories, Inc. *                            1,216,800
   140,000   Skyworks Solutions, Inc. *                              2,350,600
   130,000   TriQuint Semiconductor, Inc. *                            794,300
                                                                  ------------
                                                                     8,056,425
                                                                  ------------
             Information Technology - Software &
              Services -- 11.27%
    47,500   ANSYS, Inc. *                                           1,927,075
    75,000   ArcSight, Inc. *                                        1,679,250
    27,500   Concur Technologies, Inc. *                             1,173,700
    25,000   FactSet Research Systems Inc.                           1,674,750
    70,000   Fortinet *                                              1,150,800
    60,000   Informatica Corporation *                               1,432,800
    64,500   MICROS Systems, Inc. *                                  2,055,615
    30,000   Quality Systems, Inc.                                   1,739,700
   100,000   Smith Micro Software, Inc. *                              951,000
    55,000   SolarWinds, Inc. *                                        882,200
    65,000   Solera Holdings, Inc.                                   2,353,000
                                                                  ------------
                                                                    17,019,890
                                                                  ------------
             Materials -- 4.07%
    66,000   AptarGroup, Inc.                                        2,496,120
   110,000   RPM International, Inc.                                 1,962,400
    65,000   Sensient Technologies Corporation                       1,685,450
                                                                  ------------
                                                                     6,143,970
                                                                  ------------
                TOTAL COMMON STOCKS
                 (cost $120,959,660)                               148,754,976
                                                                  ------------
SHORT-TERM INVESTMENTS -- 1.96%
             Commercial Paper -- 1.26%
  $500,000   Volkswagen of America, Inc. 07/01/10, 0.30%               500,000
   675,000   UnitedHealth Group Incorporated 07/02/2010, 0.42%         674,992
   725,000   BMW US Capital, LLC 07/06/10, 0.33%                       724,967
                                                                  ------------
                                                                     1,899,959
                                                                  ------------
             Variable Rate Security -- 0.70%
 1,060,912   American Family Financial Services, Inc.(1)
              07/01/10, 0.10% .................................      1,060,912
                                                                  ------------
                  TOTAL SHORT-TERM INVESTMENTS
                   (cost $2,960,871) .........................       2,960,871
                                                                  ------------
                  TOTAL INVESTMENTS
                   (cost $123,920,531) -- 100.49% .............    151,715,847
                                                                  ------------
             LIABILITIES, NET OF OTHER ASSETS -- (0.49)% ......       (737,003)
                                                                  ------------
                  TOTAL NET ASSETS
                   (basis of percentages
                   disclosed above) -- 100% ...................   $150,978,844
                                                                  ------------
                                                                  ------------
* Non-income producing security.
(1) Subject to a demand feature as defined by the Securities and Exchange
Commission.

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
June 30, 2010 (unaudited)
-------------------------------------------------------------------------------
ASSETS
    Investments in securities at value (cost $123,920,531) ....   $151,715,847
                                                                  ------------
    Receivables -
         Dividend and interest ................................         72,332
         Capital stock subscription ...........................          8,942
         Other ................................................            401
                                                                  ------------
              Total receivables ...............................         81,675
                                                                  ------------
    Other .....................................................         21,808
                                                                  ------------
              Total assets ....................................    151,819,330
                                                                  ------------
LIABILITIES
    Investment securities purchased ...........................        704,143
                                                                  ------------
    Due to adviser -
         Management fee .......................................         96,471
         Accounting and administrative fee ....................          4,110
                                                                  ------------
           Total due to adviser                                        100,581
                                                                  ------------
    12b-1 and servicing fee ...................................          2,340
    Other payables and accrued expense ........................         33,422
                                                                  ------------
              Total liabilities ...............................        840,486
                                                                  ------------
              Total net assets ................................   $150,978,844
                                                                  ------------
                                                                  ------------
NET ASSETS CONSIST OF
    Paid in capital ...........................................   $118,344,096
    Net unrealized appreciation on investments ................     27,795,316
    Accumulated undistributed
     net realized gain on investments .........................      4,921,813
    Accumulated net investment loss ...........................        (82,381)
                                                                  ------------
              Total net assets ................................   $150,978,844
                                                                  ------------
                                                                  ------------
Class I:
Net assets ....................................................   $137,485,938
Shares outstanding ............................................      7,603,823
NET ASSET VALUE PER SHARE ($.01 par value,
 $39,000,000 shares authorized),
 offering price and redemption price ..........................         $18.08
                                                                        ------
                                                                        ------
Class N:
Net assets ....................................................    $13,492,906
Shares outstanding ............................................        756,525
NET ASSET VALUE PER SHARE ($.01 par value,
 11,000,000 shares authorized),
 offering price and redemption price ..........................         $17.84
                                                                        ------
                                                                        ------

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended June 30, 2010 (unaudited)
-------------------------------------------------------------------------------
INCOME
    Dividend (net of foreign taxes of $1,350) .................    $   652,468
    Interest ..................................................          6,353
                                                                   -----------
         Total income .........................................        658,821
                                                                   -----------
EXPENSES
    Management fee ............................................        575,554
    Transfer agent fees .......................................         37,766
    Registration fees .........................................         30,883
    Accounting and administrative fees ........................         24,384
    Audit and tax fees ........................................         12,925
    Printing ..................................................          8,721
    Postage and mailing .......................................          8,633
    12b-1 fees - Class N ......................................          8,180
    Servicing fees - Class N ..................................          6,544
    Legal fees ................................................          6,182
    Accounting system and pricing service fees ................          6,027
    Insurance .................................................          4,717
    Directors' fees ...........................................          4,110
    Custodian fees ............................................          4,036
    Other operating expenses ..................................          2,540
                                                                   -----------
         Total expenses .......................................        741,202
                                                                   -----------
         Net investment loss ..................................        (82,381)
                                                                   -----------
NET REALIZED GAIN ON INVESTMENTS ..............................      6,342,301
                                                                   -----------
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION
 ON INVESTMENTS ...............................................     (3,655,324)
                                                                   -----------
    Net realized and unrealized gain on investments ...........      2,686,977
                                                                   -----------
    Net increase in net assets resulting from operations ......    $ 2,604,596
                                                                   -----------
                                                                   -----------

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended June 30, 2010 (unaudited) and the year ended December
31, 2009
-------------------------------------------------------------------------------
                                               Six Months
                                                 Ended
                                               06/30/2010          Year Ended
                                              (unaudited)          12/31/2009
                                              ------------        ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
    Net investment loss ....................  $    (82,381)       $   (114,956)
    Net realized gain on investments .......     6,342,301             653,793
    Change in net unrealized
     appreciation/depreciation
     on investments ........................    (3,655,324)         30,404,440
                                              ------------        ------------
         Net increase in net assets
          resulting from operations ........     2,604,596          30,943,277
                                              ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income - Class I ...            --              (3,843)
    From net investment income - Class N ...            --                (352)
                                              ------------        ------------
         Total distributions ...............            --              (4,195)
                                              ------------        ------------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued - Class I
     (131,813 and 547,587
     shares, respectively) .................     2,499,190           8,352,637
    Reinvestment of distributions - Class I
     (0 and 196
     shares, respectively) .................            --               3,516
    Cost of shares redeemed - Class I
     (215,157 and 1,139,356
     shares, respectively) .................    (4,055,914)        (15,873,164)
    Proceeds from shares issued - Class N
     (188,083 and 520,931
     shares, respectively) .................     3,529,694           7,981,381
    Reinvestment of distributions - Class N
     (0 and 20
     shares, respectively) .................            --                 352
    Cost of shares redeemed - Class N
     (135,079 and 373,950
     shares, respectively) .................    (2,454,865)         (5,528,713)
                                              ------------        ------------
         Change in net assets
          derived from capital share
          transactions .....................      (481,895)         (5,063,991)
                                              ------------        ------------
         Total change in net assets ........     2,122,701          25,875,091
                                              ------------        ------------
NET ASSETS
    Beginning of period ....................   148,856,143         122,981,052
                                              ------------        ------------
    End of period (including accumulated
     undistributed net investment loss of
     $(82,381) and $0, respectively) .......  $150,978,844        $148,856,143
                                              ------------        ------------
                                              ------------        ------------

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
June 30, 2010 (unaudited)
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas Limited Edition, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.
    The primary objective of the Fund is long-term growth.  The following is a summary of the significant accounting policies of the Fund:
    (a)  Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price.  For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official Closing Price.
         Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal institutional-sized trading units, issuer analysis, bond market activity and various other factors.  Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the Board of
         Directors.  Variable rate demand notes are valued at cost, which approximates market value.  U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value.  The
         Fund did not maintain any positions in derivative instruments or engage in hedging activities during the year.  Investment transactions for financial statement purposes are recorded on trade date.
         In accordance with Accounting Standards Codification ("ASC") 820-10,
         "Fair Value Measurements and Disclosures" ("ASC 820-10"), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  ASC 820-10 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique.
         Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the
         circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
              Level 1 - quoted prices in active markets for identical
              investments
              Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
              Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
         The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
         The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments carried at value:
                                                      Investments
                                                          in
              Valuation Inputs                        Securities
              ---------------------------------------------------
              Level 1 -
                Common Stocks(1) ................... $148,754,976
              Level 2 -
                Commercial Paper ...................    1,899,959
                Variable Rate Security .............    1,060,912
              Level 3 -
                None ...............................           --
                                                     ------------
                                       Total ....... $151,715,847
                                                     ------------
                                                     ------------
              (1) See Schedule of Investments for further detail by industry.
    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.
    (c)  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Non-cash dividends, if any, are recorded at value on date of distribution.  Generally, discounts and premiums on long-term debt security purchases, if any, are amortized over the expected lives of the respective securities using the effective yield method.
    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
         Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related to one class of shares.
         Class N shares are subject to a 0.25% 12b-1 fee and a 0.10% servicing fee, as described in its prospectus.  Subsequent to March 13, 2008, the 12b-1 fee was voluntarily reduced to 0.125%.  Income, expenses
         (other than expenses attributable to a specific class), and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares.
    (e)  Dividends and distributions paid to shareholders are recorded on the ex-dividend date.  Distributions from net investment income are generally declared and paid annually.  Distributions of net realized capital gain, if any, are declared and paid at least annually.
         The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.  Distributions are determined in accordance with income tax regulations, which may differ from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book to tax differences to reflect tax character.  At June 30, 2010, no reclassifications were recorded.
         The tax character of distributions paid during the six months ended
         June 30, 2010 and the year ended December 31, 2009 was as follows:
                                            06/30/2010        12/31/2009
                                           ------------      ------------
              Distributions paid from:
              Ordinary income ............    $   --            $4,195
                                              ------            ------
                                              ------            ------
         For federal tax purposes, as of June 30, 2010, investment cost was
         $124,331,424 and net unrealized appreciation was as follows:
              Unrealized appreciation ....................... $ 36,595,618
              Unrealized depreciation .......................   (9,211,195)
                                                              ------------
              Net unrealized appreciation ...................   27,384,423
                                                              ------------
                                                              ------------
         The differences between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses from wash sales.
         As of the fiscal year ended December 31, 2009, the Fund realized post-October losses of approximately $294,000, which for tax purposes, were deferred and recognized in fiscal 2010.
         As of June 30, 2010, the Fund had a tax deferral of wash loss sales of approximately $411,000.
         As of December 31, 2009 the Fund had a capital loss carryforward of approximately $716,000, which expires in 2017.  To the extent the Fund has future net realized capital gains, distributions of capital gains to shareholders will be offset by any unused capital loss carryforward.
         The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of June 30, 2010.  Also, the Fund recognized no interest and penalties related to uncertain tax benefits in fiscal 2010.  At June 30, 2010, the fiscal years 2006 through 2009 remain open to examination in the Fund's major tax jurisdictions.
    (f)  The preparation of financial statements in conformity with U.S.
         generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.
    (g)  In connection with the preparation of the Fund's financial statements, management evaluated subsequent events after the balance sheet date of
         June 30, 2010.  There have been no significant subsequent events since
         June 30, 2010 that would require adjustment to or additional disclosure in these financial statements.
(2) Related Parties--
    (a)  Investment Adviser and Management Agreement --
         The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the
         "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .75% of the average net asset value.  Also, the
         Adviser may be paid for accounting and administrative services rendered by its personnel, subject to the following guidelines: (i) up to five basis points, on an annual basis, of the average net asset value of the Fund up to and including $2 billion and up to three basis points, on an annual basis, of the average net asset value of the Fund greater than $2 billion, based on the average net asset value of the
         Fund as determined by valuations made at the close of each business day of each month, and (ii) where the preceding calculation results in an annual payment of less than $50,000, the Adviser, in its discretion, may charge the Fund up to $50,000 for such services.
    (b)  Legal Counsel --
         A director of the Adviser is affiliated with a law firm that provides services to the Fund.  The Fund incurred expenses of $3,932 for the period ended June 30, 2010 for legal services rendered by this law firm.
(3) Investment Transactions --
    For the period ended June 30, 2010, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $26,574,522 and $23,853,328, respectively.

Historical Record
(unaudited)
--------------------------------------------------------------------------------------------------
                                     Net Investment                     Dollar        Growth of
                            Net          Income      Capital Gain      Weighted      an Initial
                        Asset Value   Distributions  Distributions  Price/Earnings     $10,000
                         Per Share      Per Share      Per Share       Ratio (2)    Investment (3)
                        -----------  --------------  -------------  --------------  --------------
Class I
May 18, 1987 (1) .......  $10.00        $  --           $  --             --            $10,000
December 31, 1987 ......    9.15          .0900            --            13.9 times       9,242
December 31, 1988 ......   11.29          .0969           .2527          14.1            11,762
December 31, 1989 ......   12.49          .1453           .6151          16.3            13,804
December 31, 1990 ......   12.03          .1207           .1213          14.2            13,566
December 31, 1991 ......   16.86          .1228           .2407          21.9            19,429
December 31, 1992 ......   18.77          .0815           .8275          18.8            22,690
December 31, 1993 ......   18.68          .0867          1.6782          20.4            24,738
December 31, 1994 ......   17.09          .1031           .9065          18.3            23,985
December 31, 1995 ......   19.22          .0761          2.9353          25.2            31,223
December 31, 1996 ......   20.74          .0124          2.6151          30.7            38,031
December 31, 1997 ......   25.07          .0029          2.4886          33.0            50,590
December 31, 1998 ......   24.20          .0142          1.2490          30.3            51,436
December 31, 1999 ......   22.61          .0538           .5439          23.4            49,333
December 31, 2000 ......   15.16           --            5.5800          25.9            45,063
December 31, 2001 ......   16.37           --             .0357          25.5            48,764
December 31, 2002 ......   12.49           --             .0311          21.4            37,299
December 31, 2003 ......   17.43           --              --            24.2            52,051
December 31, 2004 ......   19.59           --             .2679          25.3            59,309
December 31, 2005 ......   19.23           --            1.8896          25.2            63,925
December 31, 2006 ......   19.62           --             .8425          23.6            68,002
December 31, 2007 ......   20.07          .0008          1.7607          24.7            75,615
December 31, 2008 ......   13.93          .0301           .0327          14.9            52,733
December 31, 2009 ......   17.76          .0005            --            23.5            67,234
June 30, 2010 ..........   18.08           --              --            23.0            68,446
Class N
February 28, 2005 (1) ..  $19.30        $  --           $  --            25.5 times     $10,000
December 31, 2005 ......   19.19           --            1.8581          25.2            10,903
December 31, 2006 ......   19.51           --             .8425          23.6            11,560
December 31, 2007 ......   19.86           --            1.7607          24.7            12,802
December 31, 2008 ......   13.78          .0062           .0327          14.9             8,909
December 31, 2009 ......   17.54          .0005            --            23.5            11,341
June 30, 2010 ..........   17.84           --              --            23.0            11,535
(1) Date of Initial Public Offering.
(2) Based on latest 12 months accomplished earnings.
(3) Assuming reinvestment of all distributions.

Approval of Investment Advisory Contract
(unaudited)
-------------------------------------------------------------------------------
A discussion of the Approval by the Board of Directors of the Fund's Investment
Advisory Contract can be found in the Fund's Annual Report dated December 31,
2009.

Information on Proxy Voting
(unaudited)
-------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 (toll-free) or 414-276-0535.  It also appears in the Fund's Statement of Additional Information, which can be found on the SEC's website, www.sec.gov.  A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund's website, www.nicholasfunds.com, and the SEC's website,
www.sec.gov.

Quarterly Portfolio Schedule
(unaudited)
------------------------------------------------------------------------------
The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Form N-Q's are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  Information on the
operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Privacy Policy
(unaudited)
-------------------------------------------------------------------------------
      Nicholas Limited Edition, Inc. respects each shareholder's right to privacy.  We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.
      We collect the following non-public personal information about you:
      * Information we receive from you on applications or other forms, whether we receive the form in writing or electronically.  This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.
      * Information about your transactions with us and account history with
us.  This includes, but is not limited to, your account number, balances and cost basis information.  This also includes transaction requests made through our transfer agent.
      * Other general information that we may obtain about you such as demographic information.
              WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION
                     ABOUT CURRENT OR FORMER SHAREHOLDERS.

                  INFORMATION SHARED WITH OUR TRANSFER AGENT,
                   A THIRD PARTY COMPANY, ALSO IS NOT SOLD.
      We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information.  While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.
      We may share non-public personal information about you:
      * With companies who work for us to service your accounts or to process transactions that you may request.  This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the
Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.
      * With a party representing you, with your consent, such as your broker or lawyer.
      * When required by law, such as in response to a subpoena or other legal process.
      The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information.  Access is restricted to employees who the Adviser determines need the information in order to perform their job duties.  To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.
      In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

Nicholas Funds Services Offered
(unaudited)
-------------------------------------------------------------------------------
*     IRAs
      * Traditional      * SIMPLE
      * Roth             * SEP
*     Coverdell Education Accounts
*     Profit Sharing Plan
*     Automatic Investment Plan
*     Direct Deposit of Dividend and Capital Gain Distributions
*     Systematic Withdrawal Plan with Direct Deposit
*     Monthly Automatic Exchange between Funds
*     Telephone Redemption
*     Telephone Exchange
*     24-hour Automated Account Information (800-544-6547)
*     24-hour Internet Account Access (www.nicholasfunds.com)
Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds
(800-544-6547).

                            Directors and Officers

                   DAVID O. NICHOLAS, President and Director

                           ROBERT H. BOCK, Director

                         TIMOTHY P. REILAND, Director

                          JAY H. ROBERTSON, Director

                 ALBERT O. NICHOLAS, Executive Vice President

                  DAVID L. JOHNSON, Executive Vice President

              JEFFREY T. MAY, Senior Vice President, Secretary,
                    Treasurer and Chief Compliance Officer

                    LYNN S. NICHOLAS, Senior Vice President

                  LAWRENCE J. PAVELEC, Senior Vice President

                       CANDACE L. LESAK, Vice President

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                             www.nicholasfunds.com
                         414-276-0535 or 800-544-6547

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                  Distributor
                           QUASAR DISTRIBUTORS, LLC
                             Milwaukee, Wisconsin

                                   Custodian
                                U.S. BANK N.A.
                             Milwaukee, Wisconsin

                 Independent Registered Public Accounting Firm
                             DELOITTE & TOUCHE LLP
                             Milwaukee, Wisconsin

                                    Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.

Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.

Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 08/30/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 08/30/2010

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 08/30/2010